Derivatives (Tables)	12 Months Ended
Dec. 31, 2019
Derivatives [Abstract]
Hedging Derivates [text block table]
Dec 31, 2019
in € m.	Notional
Fair value hedge
CHF LIBOR	1,202
GBP LIBOR	1,437
JPY LIBOR	1,189
USD LIBOR	31,992

Value of Derivatives held as Fair Value Hedges [text block table]

Derivatives held as fair value hedges

	Dec 31, 2019			2019	Dec 31, 2018 [1]			2018 [1]
in € m.	Assets	Liabilities	Nominal amount	Fair Value changes used for hedge effectiveness	Assets	Liabilities	Nominal amount	Fair Value changes used for hedge effectiveness
Derivatives held as fair value hedges	5,385	878	118,125	811	5,462	906	148,559	(424)

	2019	2018 [1]
in € m.	Hedge ineffectiveness	Hedge ineffectiveness
Result of fair value hedges	(343)	52

[1]Prior period results have been restated.

Fair Value Hedges [text block table]

Financial instruments designated as fair value hedges

	Dec 31, 2019						2019
	Carrying amount of Financial instruments designated as fair value hedges		Accumulated amount of fair value hedge adjustments - Total		Accumulated amount of fair value hedge adjustments - Terminated hedge relationships		Fair Value changes used for hedge effectiveness
in € m.	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Financial assets at fair value through other comprehensive income	11,496	0	327	0	58	0	481
Loans at amortized cost	3,185	0	82	0	(1)	0	100
Long-term debt	0	80,078	0	3,822	0	417	(1,734)
Other Assets/ Liabilities	0	0	0	0	0	0	0

	Dec 31, 2018 [1]						2018
	Carrying amount of Financial instruments designated as fair value hedges		Accumulated amount of fair value hedge adjustments - Total		Accumulated amount of fair value hedge adjustments - Terminated hedge relationships		Fair Value changes used for hedge effectiveness
in € m.	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Financial assets at fair value through other comprehensive income	16,900	0	326	0	(35)	0	(31)
Loans at amortized cost	0	0	0	0	0	0	0
Long-term debt	0	87,356	0	2,292	0	369	506
Other Assets/ Liabilities	0	0	0	0	0	0	0

[1]Prior period results have been restated.

Value of Derivatives held as Cash Flow Hedges [text block table]

Derivatives held as cash flow hedges

	Dec 31, 2019			2019	Dec 31, 2018			2018
in € m.	Assets	Liabilities	Nominal amount	Fair Value changes used for hedge effectiveness	Assets	Liabilities	Nominal amount	Fair Value changes used for hedge effectiveness
Derivatives held as cash flow hedges	25	0	2,714	(2)	29	1	3,689	0

Cash Flow Hedge Balances [text block table]

Cash flow hedge balances

in € m.	Dec 31, 2019	Dec 31, 2018	Dec 31, 2017
Reported in Equity[1]	21	25	28
thereof relates to terminated programs	0	0	0
Gains (losses) posted to equity for the year ended	(2)	(3)	(34)
Gains (losses) removed from equity for the year ended	(2)	0	136
thereof relates to terminated programs	0	0	0
Changes of hedged item's value used for hedge effectiveness	0	0	0
Ineffectiveness recorded within P&L	0	0	0

[1] Reported in equity refers to accumulated other comprehensive income as presented in the Consolidated Balance Sheet.

Value of Derivatives held as Net Investment Hedges [text block table]

Derivatives held as net investment hedges

	Dec 31, 2019			2019	Dec 31, 2018			2018
in € m.	Assets	Liabilities	Nominal amount	Fair Value changes used for hedge effectiveness	Assets	Liabilities	Nominal amount	Fair Value changes used for hedge effectiveness
Derivatives held as net investment hedges	556	957	43,546	(413)	718	1,710	43,457	(1,379)

	2019		2018
in € m.	Fair value changes recognised in Equity[1]	Hedge ineffectiveness	Fair value changes recognised in Equity[1]	Hedge ineffectiveness
Result of net investment hedges	795	(386)	1,742	(345)

[1]Reported in equity refers to accumulated other comprehensive income as presented in the Consolidated Balance Sheet.

Profile of NIH hedging instruments [text block table]

Profile of derivatives held as net investment hedges

in € m.	Within 1 year	1-3 years	3-5 years	Over 5 years
As of December 31, 2019
Nominal amount Foreign exchange forwards	32,702	78	0	0
Nominal amount Foreign exchange swaps	3,337	3,820	579	3,030
Total	36,039	3,898	579	3,030
As of December 31, 2018
Nominal amount Foreign exchange forwards	28,808	110	13	0
Nominal amount Foreign exchange swaps	3,972	5,601	1,982	2,970
Total	32,780	5,711	1,995	2,970